Identified Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Summary of Changes in Identified Intangible Assets

The changes in identified intangible assets were as follows:

Total
Balance as of January 1, 2017:
Cost	9,512
Accumulated amortization/impairment	(2,169)
Book value	7,343
Changes in book value:
Acquisitions/additions	78
Amortization	(1,539)
Impairment	(23)
Translation differences	4
Total changes	(1,480)
Balance as of December 31, 2017:
Cost	9,335
Accumulated amortization/impairment	(3,472)
Book value	5,863
Changes in book value:
Acquisitions/additions	114
Amortization	(1,509)
Translation differences	(1)
Total changes	(1,396)
Balance as of December 31, 2018:
Cost	9,183
Accumulated amortization/impairment	(4,716)
Book value	4,467

Summary of Identified Intangible Assets

Identified intangible assets as of December 31, 2018 and 2017 respectively were composed of the following:

	December 31, 2018		December 31, 2017
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
IPR&D 1)	276	-	687	-
Marketing-related	81	(50)	82	(34)
Customer-related	964	(301)	1,155	(437)
Technology-based	7,862	(4,365)	7,411	(3,001)
Identified intangible assets	9,183	(4,716)	9,335	(3,472)

1)	IPR&D is not subject to amortization until completion or abandonment of the associated research and development effort.

Other Intangible Assets [Member]
Schedule of Estimated Amortization Expense for Intangible Assets, Excluding Software	The estimated amortization expense for these identified intangible assets, excluding software, for each of the five succeeding years is:
2019	1,533
2020	1,308
2021	504
2022	418
2023	230